Convertible Promissory Note (‘Notes’) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Oct. 31, 2022	Aug. 31, 2022
Convertible Promissory Note (‘Notes’) [Line Items]
Convertible note payable					$ 17,422,132	$ 14,373,856
Outstanding principal interest rate			6.00%		7.00%
Change in fair value	$ 20,110,058		$ 3,448,846	$ (308,832)	$ (944,727)
Fair value of the atalaya note					10,944,727
Convertible Promissory Note [Member]
Convertible Promissory Note (‘Notes’) [Line Items]
Convertible note payable							$ 10,000,000
Accruing interest							6.00%
Debt conversion shares (in Shares)			1,071,506
Debt conversion price (in Dollars per share)	$ 10		$ 10
Change in fair value	$ 7,986,326	$ 308,832	$ 6,990,870	$ 308,832	(944,727)
Principal balance								$ 2,027,840
Convertible Notes Payable [Member]
Convertible Promissory Note (‘Notes’) [Line Items]
Convertible note payable							$ 10,000,000
Debt conversion price (in Dollars per share)	$ 3		$ 3
Change in fair value
Principal balance	$ 2,027,840		$ 2,027,840
Fair value of the atalaya note
Ananda Small Business [Member] | Convertible Promissory Note [Member]
Convertible Promissory Note (‘Notes’) [Line Items]
Principal balance					$ 10,000,000